800 Westchester Avenue, Suite N611
Rye Brook, New York 10573

September 2, 2009

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	IndexIQ Trust – IQ ALPHA Hedge Strategy Fund, Investor and Institutional Class Shares (File Nos. 333-149351 and 811-22185) (the “Registrant”)

Dear Sir or Madam:

     I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 26, 2009 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Adam S. Patti
Adam S. Patti
President